Related Party Transactions (Detail) - USD ($)				3 Months Ended	4 Months Ended
	Nov. 23, 2020	Oct. 09, 2020	Aug. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Founder shares forfeited	$ 937,500
Founder shares outstanding	6,250,000
Aggregate principal amount (in Dollars)			$ 300,000
Repayment of promissory note - related party		$ 150,295			$ 150,295
Warrants conversion, description				Business combination, without interest, or, at the lender's discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.	Business combination, without interest, or, at the lender's discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares			7,187,500
Shareholder outstanding shares percentage			20.00%
Proposed stockholders, description				The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-tradingday period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeiture			937,500
PIPE Financing [Member] | Midocean Partners V LP [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but not issued				1,950,000
Sale of stock issue price per share				$ 10.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs			$ 25,000